Segment Information - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenue, Major Customer [Line Items]
Revenues	$ 54,406	$ 43,063	$ 99,397	$ 85,089
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	11,249	11,249	22,378	22,498
Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	11,345	11,689	22,905	23,375
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	5,778	5,710	11,459	10,229
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	7,094	4,772	14,396	9,760
Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Revenues	11,675	5,097	15,401	10,134
Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 4,396	$ 4,347	$ 8,745	$ 8,694
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	22.00%	26.00%	23.00%	27.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	22.00%	27.00%	24.00%	28.00%
Customer Concentration Risk [Member] | Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	11.00%	13.00%	12.00%	12.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	14.00%	11.00%	15.00%	11.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	23.00%	13.00%	16.00%	12.00%
Customer Concentration Risk [Member] | Revenues [Member] | Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	9.00%	10.00%	9.00%	10.00%